Income Taxes	12 Months Ended
Aug. 31, 2018
Income Taxes [Abstract]
Income Taxes

24. INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s net deferred tax liability consists of the following:

	2018	2017
	$	$
Deferred tax assets	4	4
Deferred tax liabilities	(1,894)	(1,858)
Net deferred tax liability	(1,890)	(1,854)

Significant changes recognized to deferred income tax assets (liabilities) are as follows:

	Property, plant and equipment and software assets	Broadcast rights, licences, customer relationships, trademark and brands	Partnership income	Non- capital loss carry- forwards	Accrued charges	Total
	$	$	$	$	$	$
Balance at September 1, 2016	(283)	(1,841)	56	120	40	(1,908)
Recognized in statement of income	13	(25)	(17)	(1)	(9)	(39)
Recognized in discontinued operations	–	8	–	2	(6)	4
Recognized on ViaWest divestiture	5	168	–	(76)	(8)	89
Recognized in other comprehensive income:
Foreign currency translation adjustments	–	10	–	(4)	–	6
Actuarial gains/losses	–	–	–	–	(6)	(6)
Balance at August 31, 2017	(265)	(1,680)	39	41	11	(1,854)
Recognized in statement of income	(25)	(53)	(10)	–	82	(6)
Recognized in other comprehensive income:
Actuarial gains/losses	–	–	–	–	(30)	(30)
Balance at August 31, 2018	(290)	(1,733)	29	41	63	(1,890)

The Company has capital loss carryforwards of approximately $15 for which no deferred income tax asset has been recognized in the accounts. These capital losses can be carried forward indefinitely.

The Company has non-capital loss carryforwards of approximately $593 for which no deferred income tax asset has been recognized in the accounts.  The balance expires in varying annual amounts from 2034 to 2038.

The Company has taxable temporary differences associated with its investment in its subsidiaries. No deferred tax liabilities have been provided with respect to such temporary differences as the Company is able to control the timing of the reversal and such reversal is not probable in the foreseeable future.

The income tax expense differs from the amount computed by applying the statutory rates to income before income taxes for the following reasons:

	2018	2017
	$	$
Current statutory income tax rate	26.8%	26.7%
Income tax expense at current statutory rates	56	197
Net increase (decrease) in taxes resulting from:
Effect of tax rate changes	28	(5)
Equity (income) loss of an associate not recognized	54	(20)
Other	5	9
Income tax expense	143	181

The statutory income tax rate for the Company increased from 26.7% in 2017 to 26.8% in 2018 as a result of provincial tax rate changes.

The components of income tax expense are as follows:

	2018	2017
	$	$
Current income tax expense	137	142
Deferred tax expense (recovery) related to temporary differences	(22)	44
Deferred tax expense (recovery) from tax rate changes	28	(5)
Income tax expense	143	181